Goodwill and Other Intangible Assets (Details) - Narrative - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Amortization of intangible assets	$ 5,700,000	$ 7,100,000	$ 12,600,000	$ 13,300,000